RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		12 Months Ended
	Nov. 28, 2025	Nov. 30, 2025	Nov. 30, 2024	Dec. 31, 2024	Nov. 30, 2023
Debt instrument, interest rate				12.50%
M2i Global Inc [Member]
Repayment of debt		$ 302,960
Total interest accrued		18,230
Interest expense		$ 27,000	27,000
M2i Global Inc [Member] | Vendor [Member] | Minimum [Member]
Beneficial owner percentage		5.00%
M2i Global Inc [Member] | Chief Executive Officer [Member] | Consulting Agreement [Member]
Consultant fees		$ 41,667
Incurred expenses		524,000
Compensation amount		43,667
Monthly allowance		2,000
Unpaid compensation		119,501
M2i Global Inc [Member] | Chief Executive Officer [Member] | Former Agreement [Member]
Consultant fees		20,833.33
Compensation amount		22,333.33
Monthly allowance		1,500
M2i Global Inc [Member] | Director [Member] | Note Payable Agreement [Member]
Repayment of debt		40,000
Compensation amount		10,000
Interest expense		360,000
Remained unpaid amount		430,000
M2i Global Inc [Member] | Vendor [Member]
Account payable		350,000
Chief Financial Officer [Member] | Consulting Agreement [Member] | M2i Global Inc [Member]
Obligated to compensate		43,667
Consultant fees		41,667
Monthly allowance		2,000
Incurred expenses		524,000
Repayment of debt		569,668
Remained unpaid amount		505,499
Debt instrument, interest rate	8.00%
Total interest accrued		45,480
Chief Executive Officer [Member] | Consulting Agreement [Member] | M2i Global Inc [Member]
Consultant fees	$ 54,167
Repayment of debt		483,333
Debt instrument, interest rate	8.00%
Executive Chairman [Member] | M2i Global Inc [Member]
Debt instrument, interest rate					7.00%
Interest expense		17,229	$ 31,761
Executive Chairman [Member] | M2i Global Inc [Member] | Vendor [Member]
Account payable		$ 350,000